Leases - Right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at beginning of period	$ 811	$ 6,141
Charge	(241)	(1,432)	$ (1,642)
Right of use assets at end of period	595	811	6,141
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at beginning of period	1,357	8,715	6,980
Additions			1,100
Modifications	21	(82)
Disposals	(206)	(7,945)
Foreign exchange on translation	7	669	635
Right of use assets at end of period	1,179	1,357	8,715
Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at beginning of period	(546)	(2,574)	(841)
Charge	(241)	(1,431)	(1,642)
Disposals	206	3,736
Foreign exchange on translation	(3)	(277)	(91)
Right of use assets at end of period	(584)	(546)	(2,574)
Land & buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at beginning of period	746	5,778
Right of use assets at end of period	542	746	5,778
Land & buildings | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at beginning of period	1,100	8,011	6,276
Additions			1,100
Disposals		(7,580)
Foreign exchange on translation		669	635
Right of use assets at end of period	1,100	1,100	8,011
Land & buildings | Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at beginning of period	(354)	(2,233)	(761)
Charge	(203)	(1,230)	(1,395)
Disposals		3,382
Foreign exchange on translation	(1)	(273)	(77)
Right of use assets at end of period	(558)	(354)	(2,233)
IT equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at beginning of period	65	363
Right of use assets at end of period	53	65	363
IT equipment | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at beginning of period	257	704	704
Modifications	21	(82)
Disposals	(206)	(365)
Foreign exchange on translation	7
Right of use assets at end of period	79	257	704
IT equipment | Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at beginning of period	(192)	(341)	(80)
Charge	(38)	(201)	(247)
Disposals	206	354
Foreign exchange on translation	(2)	(4)	(14)
Right of use assets at end of period	$ (26)	$ (192)	$ (341)